Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Income Statement [Abstract]
Grant income	$ 1,407	$ 1,693	$ 1,212
Operating expenses:
Research and development	(36,150)	(16,012)	(10,436)
General and administrative	(22,790)	(9,099)	(5,152)
Total operating expenses, net	(57,533)	(23,418)	(14,376)
Other income (expense):
Interest income	1,532	84	75
Other income (expense)	3,970	(46)	(26)
Total other income, net	5,502	38	49
Net loss before income tax	(52,031)	(23,380)	(14,327)
Income tax benefit	7,280	3,653	1,777
Net loss attributable to ordinary shareholders	(44,751)	(19,727)	(12,550)
Other comprehensive (loss) income:
Foreign currency exchange translation adjustment	(6,071)	802	(2,942)
Total comprehensive loss	$ (50,822)	$ (18,925)	$ (15,492)
Basic and diluted net loss per ordinary share (usd per share)	$ (1.42)	$ (1.43)	$ (1.26)
Weighted-average basic and diluted ordinary shares (shares)	31,557,034	13,783,222	9,933,399